Combined Consolidated Statements of Stockholders' (Deficit) Equity (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Statement of Stockholders' Equity [Abstract]
Offering costs	$ 4,373